Accrued Expenses and Other Current Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Disclosure Text Block Supplement [Abstract]
Accrued Expenses and Other Current Liabilities

Note 7. Accrued Expenses and Other Current Liabilities

Accrued expenses consisted of the following as of September 30, 2021 and December 31, 2020 (in thousands):

	September 30, 2021	December 31, 2020
Accrued expenses and taxes	$1,976	$1,292
Accrued unvested option liability	139	151
Deferred revenue	301	44
Deferred rent	510	38
Warranty reserve	20	40
Total accrued expenses	$2,946	$1,565

Note 6. Accrued Expenses and Other Current Liabilities

Accrued expenses consisted of the following as of December 31, 2020 and 2019 (in thousands):

	December 31,
	2020	2019
Accrued expenses and taxes	$1,292	$1,192
Accrued unvested option liability	151	—
Deferred revenue	44	—
Deferred rent	38	62
Warranty reserve	40	31
Total accrued expenses	$1,565	$1,285